Liquidity - Commercial Paper (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Nov. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Commercial paper, outstanding	€ 930.0			€ 930.0
Carrying amount of commercial paper	€ 931.0			€ 931.0
Interest rate	0.83%			0.87%	1.09%
Commercial Paper
Disclosure of financial liabilities [line items]
Weighted average interest rate	(0.48%)
Interest rate				(0.40%)
Commercial Paper | Highest
Disclosure of financial liabilities [line items]
Maturities	6 months
Short-term Loan 1
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis		0.55%
Notional amount			€ 950.0
Short-term Loan 2
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis		0.52%
Notional amount			€ 500.0
Qualtrics | Term Loan
Disclosure of financial liabilities [line items]
Notional amount	€ 1,250.0